Note 13 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007	Dec. 31, 2015
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 185,000	$ 171,000
Restricted Stock [Member]
Allocated Share-based Compensation Expense, Net of Tax			84,000	84,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			29,000	29,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense, Net of Tax			45,000	45,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			$ 11,000	11,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			146 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 1,700,000	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			1,500,000	$ 1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 17,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
The 2008 Recognition and Retention Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		111,090
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 4.68
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards		$ 520,000
The 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	195,000
The 2013 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	48,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			22,168
The 2013 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	146,250
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			57,636
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			265,302
The RRP and Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			10,061	20,524		30,784
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
The RRP and Stock Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 31,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			146 days
The 2008 Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			4,152
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		277,726
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 5
Employee Stock Ownership Plan [Member]
Percentage of Company Shares Purchased by ESOP					8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP					222,180
ESOP Loan Interest Rate					7.75%
Employee Stock Ownership Plan (ESOP), Loan Term					15 years